Offerings - Offering: 1	Dec. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, US$0.00005 per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 28,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,970.37
Offering Note	Includes (i) [*] shares of Ordinary Shares to be sold by the Registrant, and (ii) an aggregate of [*] ordinary shares being registered by the Resale shareholders.

Such amount is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 and reflects the maximum offering price of securities registered hereunder.